UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Fund:	Legg Mason Growth Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 – Schedule of Investments

10	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

March 31, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.9%
Consumer Discretionary — 9.5%
Internet and Catalog Retail — 5.2%
Amazon.com Inc.	781,000	$55,685,300	A

Media — 4.3%
XM Satellite Radio Holdings Inc.	3,900,000	45,318,000	A

Consumer Staples — 4.1%
Food Products — 4.1%
Cadbury Schweppes PLC	442,000	19,545,240
Kraft Foods Inc.	780,000	24,187,800

		43,733,040

Financials — 14.6%
Capital Markets — 1.9%
Merrill Lynch and Co. Inc.	500,000	20,370,000

Diversified Financial Services — 4.6%
Citigroup Inc.	1,206,000	25,832,520
NASDAQ Stock Market Inc.	600,000	23,196,000	A

		49,028,520

Insurance — 4.5%
American International Group Inc.	1,100,000	47,575,000

Thrifts and Mortgage Finance — 3.6%
Freddie Mac	1,500,000	37,980,000

Industrials — 26.5%
Air Freight and Logistics — 2.8%
FedEx Corp.	325,000	30,117,750

Quarterly Report to Shareholders	11

	Shares/Par	Value
Construction and Engineering — 9.6%
Foster Wheeler Ltd.	345,000	$19,533,900	A
Quanta Services Inc.	1,750,000	40,547,500	A
The Shaw Group Inc.	886,000	41,766,040	A

		101,847,440

Electrical Equipment — 6.9%
General Cable Corp.	550,000	32,488,500	A
Thomas and Betts Corp.	700,000	25,459,000	A
Vestas Wind Systems A/S	137,100	14,982,972	A

		72,930,472

Industrial Conglomerates — 4.7%
General Electric Co.	1,366,000	50,555,660

Machinery — 2.5%
Caterpillar Inc.	341,000	26,696,890

Information Technology — 42.4%
Communications Equipment — 17.1%
Cisco Systems Inc.	1,900,000	45,771,000	A
Nokia Oyj - ADR	2,200,000	70,026,000
QUALCOMM Inc.	1,600,000	65,600,000

		181,397,000

Internet Software and Services — 15.3%
eBay Inc.	2,069,000	61,738,960	A
Google Inc.	39,000	17,178,330	A
Yahoo! Inc.	2,900,000	83,897,000	A

		162,814,290

IT Services — 0.3%
Visa Inc.	50,000	3,118,000	A

Semiconductors and Semiconductor Equipment — 3.4%
Texas Instruments Inc.	1,300,000	36,751,000

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value
Software — 6.3%
Electronic Arts Inc. (EA)	800,000	$39,936,000	A
Red Hat Inc.	1,462,000	26,886,180	A

		66,822,180

Utilities — 1.8%
Multi-Utilities — 1.8%
Veolia Environment	275,000	19,179,622

Total Common Stocks and Equity Interests
(Cost — $994,097,126)		1,051,920,164

Repurchase Agreements — 1.2%
Goldman Sachs Group Inc.
2.60%, dated 3/31/08, to be repurchased at $6,285,051 on 4/1/08 (Collateral: $6,452,748 Fannie Mae mortgage-backed securities, 5.00% due 10/1/35, value $6,431,239)	$6,285,597	6,285,597
JPMorgan Chase and Co.
2.30% dated 3/31/08, to be repurchased at $6,285,999 on 4/1/08 (Collateral: $6,311,000 Freddie Mac notes, 5.45% due 9/2/11, value $6,419,552)	6,285,597	6,285,597

Total Repurchase Agreements
(Cost — $12,571,194)		12,571,194

Total Investments — 100.1%
(Cost — $1,006,668,320)B		1,064,491,358
Other Assets Less Liabilities — (0.1)%		(1,496,097)

Net Assets — 100.0%		$1,062,995,261

Net Asset Value Per Share:
Primary Class		$28.31

Class R		$29.17

Financial Intermediary Class		$29.29

Institutional Class		$29.66

Quarterly Report to Shareholders	13

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$151,354,334
Gross unrealized depreciation	(93,531,296)

Net unrealized appreciation	$57,823,038

ADR — American Depository Receipt

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[3/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$1,064,491,358	$1,051,920,164	$12,571,194	—
Investment in Securities – liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$1,064,491,358	$1,051,920,164	$12,571,194	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date:	May 21, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.
Date:	May 21, 2008